Statement of Income (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues	$ 80,801	$ 88,529	$ 340,907	$ 377,989	$ 407,740
Cost of revenues	38,177	42,764	164,232	178,292	193,842
Selling, general and administrative	31,200	31,525	130,777	132,997	149,245
Depreciation and amortization	8,352	9,286	36,382	39,508	43,938
Total operating expenses	77,729	83,575	331,391	350,797	387,025
Income from operations	3,072	4,954	9,516	27,192	20,715
Restructuring Costs	(666)	0	(8,415)	0	0
Interest expense	(4,420)	(9,697)	(35,200)	(38,302)	(38,379)
Interest income	8	18	50	70	73
Other income			0	183	0
Loss before provision for income taxes	(2,006)	(4,725)	(34,049)	(10,857)	(17,591)
Provision for income taxes	(361)	(248)	(1,224)	(1,347)	(1,288)
Net loss	$ (2,367)	$ (4,973)	$ (35,273)	$ (12,204)	$ (18,879)